SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Cash Flows (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net gain (loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Adjustments to reconcile income (loss) to net cash used in operating activities:
Depreciation and amortization	38,404	37,587	75,501		76,246	36,243
(Recovery) allowance for CECL - trade receivable	69	963	134,960		(159,509)	165,464
(Gain) loss on foreign currency transactions	142,028	(139)	(80,603)		(18,762)	(43,548)
Gain on conversion of functional currency from US $ to GBP - MD Local					(80,887)
Loss (gain) on sale of assets			1,369		12	(10,954)
Loss on valuation of warrants	(770,352)		493,274
Gain on deconsolidation	(157,555)		(14,404)			240,431
Share-based compensation		746,709	1,493,418
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	(19,612)	9,294	9,374		935,537	815,839
Decrease (increase) in other receivables	(31,464)	492	2,536		(2,051)	(2,788)
Increase in prepaid expense	(154,566)	(43,243)	(107,295)		15,726	5,914
(Decrease) increase in accounts payable and accrued expenses	(13,400)	142,635	113,976		(207,250)	(537,442)
Increase in VAT and other tax payable	2,917	6,605	4,424		(5,637)	(125,453)
(Decrease) increase in related party payable	(3,243)	12,205	3,444
Increase in deferred income	7,477	8,349	(1,486)		1,847	(1,000)
Net Cash Used in Operating Activities	(804,885)	(404,554)	(1,060,717)		(599,365)	(1,587,117)
Cash Flows from Investing Activities:
Purchase of fixtures, office equipment and improvements	(40,916)	(13,325)	(35,748)		(106,544)	(45,507)
Net Cash Used in Investing Activities	(41,034)	(13,325)	(35,748)		(38,784)	(3,109,449)
Cash Flows from Financing Activities:
Proceeds from private placement			2,450,002
Costs of private placement			(256,500)
Proceeds from exercise series warrants A	324,000		232,958
Net Cash Provided by Financing Activities	324,000		2,426,460		(363,089)	381,754
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	1,185	(1,385)	(6,666)		71,585	4,288
Net decrease in cash, cash equivalents and restricted cash	(520,734)	(419,264)	1,323,329		(929,653)	$ (4,310,524)
Cash, cash equivalents, and restricted cash - beginning of the period	1,826,834	503,505	503,505
Cash, cash equivalents, and restricted cash - end of the period			1,826,834		503,505
Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Adjustments to reconcile income (loss) to net cash used in operating activities:
Gain on deconsolidation			(126,636)	¥ (911,232)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Cash Flows from Operating Activities:
Net gain (loss)			(3,062,569)
Adjustments to reconcile income (loss) to net cash used in operating activities:
Depreciation and amortization			75,501
(Recovery) allowance for CECL - trade receivable			134,960
(Gain) loss on foreign currency transactions			(80,603)
Loss (gain) on sale of assets			1,369
Loss on valuation of warrants			493,274
Gain on deconsolidation			(141,040)
Share-based compensation			1,493,418
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables			9,374
Decrease (increase) in other receivables			2,536
Increase in prepaid expense			(106,571)
(Decrease) increase in accounts payable and accrued expenses			74,239
Increase in VAT and other tax payable			4,585
(Decrease) increase in related party payable			42,101
Increase in deferred income			(1,486)
Net Cash Used in Operating Activities			(1,060,912)
Cash Flows from Investing Activities:
Purchase of fixtures, office equipment and improvements			(35,748)
Net Cash Used in Investing Activities			(35,748)
Cash Flows from Financing Activities:
Proceeds from private placement			2,450,002
Costs of private placement			(256,500)
Proceeds from exercise series warrants A			232,958
Net Cash Provided by Financing Activities			2,426,460
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			(6,664)
Net decrease in cash, cash equivalents and restricted cash			1,323,136
Cash, cash equivalents, and restricted cash - beginning of the period	1,826,641	$ 503,505	503,505
Cash, cash equivalents, and restricted cash - end of the period			1,826,641		$ 503,505
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Cash Flows from Operating Activities:
Net gain (loss)			126,636
Adjustments to reconcile income (loss) to net cash used in operating activities:
Gain on deconsolidation			(126,636)
Changes in operating assets and liabilities:
Increase in prepaid expense			724
(Decrease) increase in accounts payable and accrued expenses			(39,737)
Increase in VAT and other tax payable			161
(Decrease) increase in related party payable			38,657
Net Cash Used in Operating Activities			(195)
Cash Flows from Financing Activities:
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			2
Net decrease in cash, cash equivalents and restricted cash			(193)
Cash, cash equivalents, and restricted cash - beginning of the period	$ (193)
Cash, cash equivalents, and restricted cash - end of the period			$ (193)